Note 4 - Principles of Consolidation (Details) (USD $)	3 Months Ended	6 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Note 4 - Principles of Consolidation (Details) [Line Items]
Limited Partnership Equity Method Threshold	5.00%
Equity Method Investments	$ 0
Gyrodyne Special Distribution LLC [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Note 4 - Principles of Consolidation (Details) [Line Items]
Variable Interest Entity, Financial or Other Support, Amount	3,500,000
Gyrodyne Special Distribution LLC [Member] | Maximum [Member]
Note 4 - Principles of Consolidation (Details) [Line Items]
Variable Interest Entity, Financial or Other Support, Amount		2,500,000
Gyrodyne Special Distribution LLC [Member] | General And Administrative Expenses [Member]
Note 4 - Principles of Consolidation (Details) [Line Items]
Variable Interest Entity Management Fee Mark Up	8.50%
Gyrodyne Special Distribution LLC [Member] | Rental Expense [Member]
Note 4 - Principles of Consolidation (Details) [Line Items]
Variable Interest Entity Reimbursemnt Percentage	8.50%
Gyrodyne Special Distribution LLC [Member]
Note 4 - Principles of Consolidation (Details) [Line Items]
Loans Receivable, Gross, Commercial, Mortgage	13,130,802		13,840,889
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	16,893,000		19,058,000
Variable Interest Entity Reimbursemnt Percentage	100.00%
Variable Interest Entity Funds Advanced Interest Rate	5.00%
Gyrodyne Special Distribution LLC [Member] | Estimate of Fair Value Measurement [Member]
Note 4 - Principles of Consolidation (Details) [Line Items]
Real Estate Investment Property, Net			$ 30,685,000
Variable Interest Entity, Not Primary Beneficiary [Member] | General And Administrative Expenses [Member]
Note 4 - Principles of Consolidation (Details) [Line Items]
Variable Interest Entity Reimbursemnt Percentage	85.00%